Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of commitments accounted for in off-balance sheet accounts
	2020	2021
	MCh$	MCh$

Off-balance-sheet accounts
Warranty by endorsement and sureties	224,079	439,669
Confirmed foreign letters of credit	58,299	91,270
Issued foreign letters of credit	343,663	358,755
Performance guarantees	2,214,370	2,366,953
Undrawn credit lines	7,650,382	8,651,193
Other commitments	107,707	78,951

Transactions on behalf of third parties
Collections	157,671	152,297
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	16,024	9,676
Other assets managed on behalf of third parties	—	—
Financial assets acquired on its own behalf	80,788	107,210

Fiduciary activities
Securities held in safe custody in the Bank	2,023,313	2,459,854
Securities held in safe custody in other entities	18,467,801	17,833,361
Total	31,344,097	32,549,189

Schedule of estimated date of completion of the respective litigation
	As of December 31, 2021
	2022	2023	2024	2025	2026	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	29	295	150	—	—	474

Schedule of guarantees given in relation to subsidiary's business activities
	2020	2021
	MCh$	MCh$
Guarantees:
Shares delivered to cover simultaneous forward sales transactions:
Santiago Securities Exchange, Stock Exchange	47,684	38,279
Electronic Chilean Securities Exchange, Stock Exchange	20,227	12,839

Fixed income securities to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	10,000	9,990
Fixed income securities to guarantee equity lending:
Santiago Securities Exchange, Stock Exchange	—	2,344
Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	2,858	—
Total	80,769	63,452

Schedule of insurance policies contracted
Matter insured	Amount Insured (UF)
Errors and omissions liability policy	60,000
Civil responsibility policy	500